Commitment and contingencies - Contractual Charter Revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending December 31, 2015	$ 132,470
Twelve months ending December 31, 2016	104,130
Twelve months ending December 31, 2017	103,296
Twelve months ending December 31, 2018	72,735
Twelve months ending December 31, 2019	32,682
Twelve months ending December 31, 2020 and thereafter	$ 1,695